Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity
Risk Management and Strategy
The Company prioritizes the safeguarding and security of our computer systems, software and networks, both as it relates to our onshore offices and our vessels operating abroad. We have implemented processes designed to identify, assess, mitigate and respond to cybersecurity risks, including, but not limited to, risks related to ransomware, hacking, phishing, malware, data breaches, USB infection and social engineering. As part of our global cyber risk management strategy, we have implemented what we believe to be comprehensive cybersecurity risk management policies. Our cybersecurity policies are guided by and integrate recognized industry standards and frameworks, including, but not limited to, the National Institute of Standards and Technology Cybersecurity Framework.

Our cybersecurity risk management policies incorporate a number of components, including, but not limited to, information security policies and operating procedures, periodic information security risk assessments and other vulnerability analyses, and ongoing monitoring of critical risks from cybersecurity threats using automated tools. Additionally, we have implemented a process to conduct cybersecurity awareness training for employees during onboarding and thereafter, and we conduct regular phishing tests in an effort to raise awareness of spoofed or manipulated electronic communications and other cybersecurity threats.

We maintain a Cybersecurity Master Plan and a Cyber Incident Response Plan (or CIRP) which is designed to guide our response to various levels of cyber threats and incidents, including to mitigate and contain any potential cybersecurity incidents that could affect our vessels, systems, network, or data. The CIRP identifies the individuals responsible for developing, maintaining, and following procedures related to cybersecurity incident response, including escalation protocols. We also engage external third-party consultants to provide services, such as annual penetration testing, and periodic vulnerability assessments.

We also conduct annual cyber drills to test and enhance our response capabilities, distribute cybersecurity advice on our internal social media platform, and participate in industry conferences in an effort to stay ahead of emerging threats. Additionally, we maintain strategic partnerships with various cybersecurity companies that provide our managed network services and Security Operations Center, which we believe increases our access to advanced tools and expertise that enhance our cybersecurity.

Cybersecurity Incidents

Our business strategy, results of operations and financial condition have not been materially affected by risks from cybersecurity threats, including as a result of previous cybersecurity incidents, but we cannot provide assurance that they will not be materially affected in the future by such risks and any future material incidents. In the last three fiscal years, we have not experienced any material information security breach incidences and the expenses we have incurred from information security breach incidences were immaterial.

Governance

Our Chief Information Officer (or CIO) has primary responsibility for the day-to-day management of our cybersecurity risk management program, including leading a dedicated internal team of technology professionals (or Incident Management Team) to monitor cybersecurity risks on behalf of our Company. In addition, our CIO, together with the Incident Management Team, is responsible for overseeing and assessing potential vulnerabilities and exposures to cybersecurity threats, implementing controls and measures designed to mitigate these risks, and regularly monitoring and updating these measures as appropriate to adapt to evolving cybersecurity threats. Our current CIO possesses over 25 years of experience within the information technology and cybersecurity risk management industry.

Our board of directors has ultimate responsibility for oversight of the Company’s cybersecurity risk management. Our board of directors has delegated to the Audit Committee oversight of our cybersecurity risk management program, which includes reviewing our cybersecurity and other information technology risks, controls and procedures, including our plans to mitigate cybersecurity risks and to respond to data breaches. Our Internal Audit function, alongside the CIO, provides periodic reports to the Audit Committee covering cybersecurity and other information technology risks affecting us. In the event of a cybersecurity incident, we have implemented a process in which our internal audit function or the CIO would report such incident to our Audit Committee.